FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 COP ($)	Dec. 31, 2018 COP ($)	Dec. 31, 2017 COP ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 COP ($)
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets available-for-sale		$ 654,207			$ 828,382
Other comprehensive income, net of tax, financial assets measured at fair value through other comprehensive income	$ 43,889	33,838	$ 38,884
Gains (losses) on hedges of net investments in foreign operations, net of tax	(60,258)	(584,650)	36,762
Gain on Disposal of Business	6,122	3,685
Retained earnings		3,906,945			4,695,010
Financial Assets Investments And Derivative Financial Instruments		19,205,183		$ 2,200,000	18,725,709
CDPQ
Disclosure of financial assets investments and derivatives [Line Items]
Decrease In Financial Assets At Fair Value Through Profit Or Loss				$ 135,173,000,000	423,996
Trading equity securities
Disclosure of financial assets investments and derivatives [Line Items]
Dividends received from investments accounted for using equity method, classified as investing activities	$ 10,498	13,105	$ 11,951
Financial assets investments | Mortgage Backed Security
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets at fair value through profit or loss		$ 196,920			$ 198,115